Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Nov. 01, 2014	Feb. 01, 2014
Fair Value Measurements
Schedule of carrying and fair values of debt
	November 1, 2014
	Carrying Value	Fair Value
	(In millions)
Senior secured term loan	$2,460	$2,427
Senior subordinated notes	515	514
PIK notes	361	367

(In millions)	Carrying value	Fair value

Senior secured term loan	$1,628	$1,637
Senior notes	1,006	1,075
Senior subordinated notes	260	259
PIK Notes	800	822